Concentration of Risk (Concentration of Credit Risk, Cash and Cash Equivalents and Short-term Investments) (Details) - Credit Concentration Risk [Member] - Cash and Cash Equivalents and Short-term Investments [Member] - Institutions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Maximum percentage of cash and cash equivalents and short-term investments in any single financial institution	29.00%	48.00%
Mainland China [Member]
Concentration Risk [Line Items]
Percentage of cash and cash equivalents and short-term investments held in financial institutions	30.00%	62.00%
Number of financial institutions	8	8
Macao [Member]
Concentration Risk [Line Items]
Percentage of cash and cash equivalents and short-term investments held in financial institutions	25.00%	34.00%
Number of financial institutions	1	1
Hong Kong [Member]
Concentration Risk [Line Items]
Percentage of cash and cash equivalents and short-term investments held in financial institutions	29.00%
Number of financial institutions	3	2
New York [Member]
Concentration Risk [Line Items]
Number of financial institutions	1